RISK MANAGEMENT (Details 26) - Regulatory capital requirements [Member] - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	$ 23,965,972	$ 22,221,965
Deductions Basic Ordinary Equity	(4,251,247)	(4,189,222)
Total Basic Ordinary Equity	19,714,725	18,032,743
Additional Equity	6,704,144	7,143,524
Total Regulatory Capital	$ 26,418,869	$ 25,176,267
Primary capital to risk-weighted assets (Tier I)	10.05%	10.15%
Secondary capital to risk-weighted assets (Tier II)	3.42%	4.03%
Technical capital to risk-weighted assets	13.47%	14.18%